Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Precipio, Inc. Amended and Restated 2017 Stock Option and Incentive Plan Common stock, $0.01 par value per share
Amount Registered | shares	89,045
Proposed Maximum Offering Price per Unit	24.55
Maximum Aggregate Offering Price	$ 2,186,054.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 301.89
Offering Note	Note 1.a Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock. Note 1.b Represents 89,045 shares of Common Stock that were automatically added to the Plan, effective January 1, 2026. Other shares of Common Stock available for issuance under the Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on January 16, 2025 (File No. 333-284316), March 29, 2024 (File No. 333-278385), March 30, 2023 (File No. 333-271002), February 1, 2018 (File No. 333-222819) and November 29, 2017 (File No. 333-221804). Note 1.c Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Registrant's Common Stock, as quoted on The Nasdaq Capital Market, on January 23, 2026